UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-12

Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):[   ] is a restatement.
        			    [   ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:		Ramsay, Stattman, Vela & Price, Inc.
Address:	2 N. Cascade Ave., Suite 810
		Colorado Springs, CO  80903

Form 13F File Number: 28-14658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frederick B. Stattman
Title:		Vice President
Phone:		(719) 473-6925

Signature, Place, and Date of Signing:

Frederick B. Stattman		Colorado Springs, Colorado 		01-24-13

Report Type (Check only one.):

[  x ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	Manager are reported in this report.)

[    ]13F NOTICE. (Check here if no holdings reported are in this report,
	And all holdings are reported by other reporting manager(s).)

[    ]13F COMBINATION REPORT. (Check here if a portion of the holdings
	For this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       52

Form 13F Information Table Value Total:       152,702
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

NONE

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                                                            FORM 13F
                                                        Form 13F Holdings
                                                        December 31, 2012

                                                                                                            Voting Authority
                                                                                                      --------------------------
                                                    Value      Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer     Title of class  CUSIP   (x$1000)    Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------- -------------- ---------- -------- ---------- --- ---- ------- ------------ -------- -------- --------

A T & T Inc.              COM            00206R102      509       15099 SH       Sole                    7081             8018
Abbott Laboratories       COM            002824100     4514       68910 SH       Sole                   11020            57890
Aflac Inc.                COM            001055102     4507       84855 SH       Sole                   13975            70880
Apple Inc.                COM            037833100     3319        6237 SH       Sole                    1227             5010
Automatic Data Proc.      COM            053015103     3808       66886 SH       Sole                    8455            58431
Becton Dickinson          COM            075887109     3819       48840 SH       Sole                    9000            39840
Berkshire Hathaway Cl.B   COM            084670702     4653       51870 SH       Sole                   10105            41765
Caterpillar Inc.          COM            149123101      211        2360 SH       Sole                                     2360
Chevron Corp.             COM            166764100     1835       16969 SH       Sole                    3205            13764
Chipotle Mexican Grill    COM            169656105      913        3068 SH       Sole                     225             2843
Coca-Cola Co.             COM            191216100     6533      180224 SH       Sole                   24500           155724
Colgate-Palmolive Co.     COM            194162103     5943       56851 SH       Sole                    7440            49411
ConocoPhillips            COM            20825c104     1461       25190 SH       Sole                    8210            16980
Danaher Corp.             COM            235851102     4830       86402 SH       Sole                    6045            80357
Diageo plc ADR            COM            25243q205     5319       45625 SH       Sole                    6355            39270
Emerson Electric Co.      COM            291011104     4882       92178 SH       Sole                   12380            79798
Express Scripts           COM            30219g108     3541       65580 SH       Sole                   10650            54930
Exxon Mobil Corp.         COM            30231G102     5854       67638 SH       Sole                    8495            59143
Vanguard Emerg. Mkts. ETF COM            922042858      631       14177 SH       Sole                    3360            10817
General Electric Co.      COM            369604103      398       18960 SH       Sole                   11300             7660
General Mills Inc.        COM            370334104      218        5390 SH       Sole                                     5390
Illinois Tool Works       COM            452308109     4193       68956 SH       Sole                   10515            58441
International Bus. Mach   COM            459200101      326        1700 SH       Sole                      70             1630
Johnson & Johnson         COM            478160104     4473       63812 SH       Sole                   12249            51563
MSCI EAFE iShares         COM            464287465     5198       91422 SH       Sole                    5320            86102
MSCI Emerg. Mkts. iShares COM            464287234     2692       60710 SH       Sole                    4465            56245
McDonald's Corp.          COM            580135101     4696       53234 SH       Sole                    8515            44719
Microsoft                 COM            594918104     3372      126242 SH       Sole                   22791           103451
3M Company                COM            88579y101     3966       42711 SH       Sole                    6685            36026
Nestle S.A. ADR           COM            641069406     5958       91424 SH       Sole                   12164            79260
Nike, Inc. Cl.B           COM            654106103     4634       89800 SH       Sole                    6080            83720
PepsiCo, Inc.             COM            713448108     5083       74282 SH       Sole                   13074            61208
Philip Morris Int'l.      COM            718172109      281        3361 SH       Sole                     600             2761
Phillips 66               COM            718546104      385        7250 SH       Sole                    1889             5361
PowerShares QQQ           COM            73935a104      376        5780 SH       Sole                    1800             3980
Procter & Gamble Co.      COM            742718109     5180       76297 SH       Sole                   11945            64352
Royal Dutch Shell ClA     COM            780259206      224        3250 SH       Sole                    3000              250
Russell 2000 iShares      COM            464287655     6220       73764 SH       Sole                    6819            66945
S&P Core Mid-Cap iShares  COM            464287507     3647       35861 SH       Sole                    5270            30591
SPDR S&P 500              COM            78462f103     1563       10977 SH       Sole                     807            10170
Schlumberger Ltd.         COM            806857108     3113       44922 SH       Sole                    5065            39857
Select SPDR-Materials     COM            81369y100      364        9700 SH       Sole                                     9700
Spectranetics             COM            84760c107      561       38000 SH       Sole                                    38000
Stryker Corp.             COM            863667101     2793       50946 SH       Sole                    4230            46716
Target Corp.              COM            87612e106      777       13130 SH       Sole                    1080            12050
Teva Pharmaceutical ADR   COM            881624209     1490       39890 SH       Sole                    9130            30760
Union Pacific Corp.       COM            907818108      201        1600 SH       Sole                    1600
United Technologies       COM            913017109     3564       43463 SH       Sole                    4925            38538
Vanguard Info. Tech ETF   COM            92204a702      449        6500 SH       Sole                                     6500
Wal-Mart Stores           COM            931142103     4284       62783 SH       Sole                   10710            52073
Wells Fargo & Co.         COM            949746101      271        7936 SH       Sole                     136             7800
Yum! Brands, Inc.         COM            988498101     4669       70315 SH       Sole                   10280            60035
REPORT SUMMARY            52 DATA RECORDS              152702                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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